8. Fair Value Measurements (Details-Level 3) (Fair Value Inputs Level 3, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs Level 3
Balance - December 31, 2013	$ 353,504
Total gains and losses:
Included in other comprehensive income	0	0
Included in earnings	1,435,819	0
Purchases	1,604,879	353,504
Transfers into Level 3	0	0
Transfers out of Level 3	(353,504)	0
Balance - December 31, 2014	3,040,698	353,504
Gains for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held as of December 31, 2014	$ 1,435,819	$ 0